Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Current Assets of Discontinued Operations
Total Current Assets of Discontinued Operations	$ 181,327	$ 1,760,918
Current Liabilities of Discontinued Operations
Total Current Liabilities of Discontinued Operations	111,733	173,438
Income (Loss) from Discontinued Operations
Income (Loss) of Discontinued Operations before Provision for Income Taxes	(1,187,709)	528,175
Provision for Income Taxes	0	0
Changes in discontinued assets and liabilities
Operating cash flow used by discontinued operations	1,517,886	(183,543)
Discontinued Operations [Member]
Current Assets of Discontinued Operations
Cash and cash equivalents	55,638	332,441
Accounts receivable, net	31,458	465,104
Prepaids and other current assets	4,067	2,200
Inventories	90,164	961,173
Total Current Assets of Discontinued Operations	181,327	1,760,918
Current Liabilities of Discontinued Operations
Accounts payable and accrued liabilities	111,733	173,438
Total Current Liabilities of Discontinued Operations	111,733	173,438
Income (Loss) from Discontinued Operations
Sales	3,176,496	4,942,633
Cost of sales	(2,466,653)	(3,236,047)
Gross profit	709,843	1,706,586
General and administrative	1,880,227	1,143,297
Research and development	15,128	32,718
Amortization and depreciation	2,197	2,396
Total Operating Expenses	1,897,552	1,178,411
Income (Loss) of Discontinued Operations before Provision for Income Taxes	(1,187,709)	528,175
Net income (loss) of Discontinued Operations	(1,187,709)	528,175
Changes in discontinued assets and liabilities
Accounts receivables	433,646	(112,266)
Prepaid expenses	(1,867)	7,724
Inventories	871,009	283,151
Accounts payable	215,098	(362,152)
Operating cash flow used by discontinued operations	$ 1,517,886	$ (183,543)